Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 23, 2003	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Accredited Investors [Member]	Dec. 31, 2013 Underwritten Offering [Member]	Dec. 31, 2013 Performance Shares [Member]	Jun. 28, 2013 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock Award [Member]	Dec. 31, 2013 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												1,783,292
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												304,673
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									Ten percent of the issued restricted common stock vested on December 31, 2011. The remaining ninety percent of the restricted shares were modified on January 31, 2013 to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value										$ 5.75	$ 0
Treasury Stock, Shares, Acquired								8,626
Treasury Stock Acquired, Average Cost Per Share								$ 6.16
Share-based Compensation, Total		$ 979,151	$ 127,488					$ 16,000
Class Of Warrant Or Right Issued	20,467
Class Of Warrant Or Right Exercise Price Of Warrants Issued	$ 12.21
Class Of Warrant Or Right Amended Expiration Date	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									12,000	112,720
Stock Issued During Period, Shares, New Issues				1,715,800	6,336,664	1,715,800			15,000
Proceeds from Issuance of Common Stock		12,809,126	0		35,700,000	12,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							907,336
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Beginning Balance							$ 2.81
Allocated Share-based Compensation Expense		979,151	127,488				422,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		the Company modified the vesting terms for its unvested performance based stock options and unvested restricted common stock of fifteen employees and non-employee directorsto vest on the earlier of the first closing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.					the Company modified 907,336 existing time-vested and performance stock options by lowering the exercise price to $2.81. Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015
Payments of Stock Issuance Costs					2,300,000	1,600,000
Stock Issued During Period, Value, Issued in Settlement for Termination of Certain Rights in Stock Purchase Agreement		913,446		15
Stock Issued During Period, Shares, Issued in Settlement for Termination of Certain Rights in Stock Purchase Agreement				152,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 12,000	$ 0